Sale Of Interest In Yguazu Cementos S.A.-Discontinued Operations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Sale Of Interest In Yguazu Cementos S.A.-Discontinued Operations
42. SALE OF INTEREST IN YGUAZÚ CEMENTOS S.A.—DISCONTINUED OPERATIONS
On August 21, 2020, the Group decided to sell the interest in the Paraguayan company Yguazú Cementos S.A., which represented 51% of such company’s capital stock, to a company related to the Paraguayan shareholder of Yguazú Cementos S.A.
The Group approved the above sale because the Board of Directors has considered that the goals established for the investment in Yguazú Cementos S.A. have been met, in line with the strategic goals of the Group, which are the constant pursuit and implementation of high potential projects. For this reason, after having started the marketing operations in Paraguay in 2000, built and operated the plant since 2013, and currently achieving high production and profitability standards, the Group has decided its sale.
As of the date of issuance of these consolidated financial statements, the Group has collected 93% of the total amount agreed for the transaction, and the remaining price amount will be collected in 13 consecutive monthly installments between January 2021 and January 2022. Due to the fact that the transaction amount has been established in foreign currency and made available abroad, the Group has conducted various transactions with Argentine securities nominated in US dollars bought in the US market and sold in the Argentine market, which has generated a profit that has been classified within the financial results, that has been classified within the financial statements net as “Profit from operations with securities” (Note 10).
Due to the transaction described above, the Group classified the income associated with the transaction of Yguazú Cementos S.A. as a discontinued operation, which represented the entire cement operating segment in Paraguay until August 21, 2020. With this income classified as discontinued operations, the cement segment in Paraguay is no longer presented in the segment note. In addition, the balances as for the period ended December 31, 2019 and 2018, and income or loss as of December 31, 2019, which are presented for comparative purposes and arise from the consolidated financial statements as of that date, have certain reclassifications related to the sale of the interest mentioned above for their comparative presentation with those of this period.
The results of the discontinued operations, which have been included in the profit for the year, were as follows:

	2020	2019	2018
Revenues	2,969,459	5,276,393	4,903,157
Operating costs and expenses	(2,236,741)	(3,766,185)	(3,618,156)
Financial results, net	(159,589)	(394,142)	(474,842)
Reclassification of foreign exchange gains /(losses) recognized in other comprehensive income	303,484	—	—
Gain on disposal of discontinued operations (*)	5,769,070	—	—

Profit (loss) before income tax	6,645,683	1,116,066	810,159
Income tax	(1,517,082)	(95,811)	(66,461)
Net profit for the year from discontinued operations	5,128,601	1,020,255	743,698

Net profit for the year from discontinued operations attributable to:
Owners of the parent company	4,876,687	520,347	379,298
Non-controlling interest	251,914	499,908	364,399
Net profit for the year from discontinued operations per (basic and diluted) share attributable to:
Owners of the parent company (in pesos)	8.1820	0.8730	0.6364
Non-controlling interest (in pesos)	0.4227	0.8387	0.6114

(*)
It is the agreed price of the transaction, which amounted to 9,013,416, net of the derecognition of the equity value of the long term investment by 3,185,411 and the costs related to the sale for 58,935.

The information summarized in the statement of cash flows generated by the Yguazú Cementos S.A. transaction for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
Net cash generated by operating activities	837,590	1,511,718	1,576,277
Net cash used in investing activities	(137,227)	(48,890)	(167,013)
Net cash used in financing activities	(2,573,229)	(1,570,984)	(660,367)

Total funds used during the fiscal year for discontinued operations	(1,872,865)	(108,155)	748,897

The main assets and liabilities of Yguazú Cementos S.A. as of December 31, 2019
a
re presented below:

2019
Assets
Property, plant and equipment	7,517,437
Inventories	875,908
Other assets	90,427
Trade receivables	518,002
Cash and banks	1,719,399

Total assets	10,721,173
Liabilities
Borrowings	4,106,480
Accounts payable	448,327
Deferred tax liabilities	64,506
Other liabilities	83,906

Total liabilities	4,703,219
Shareholders’ equity attributable to owners of the parent company	3,069,256
Non-controlling interest	2,948,698

Total shareholders’ equity and liabilities	6,017,954